Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Leases [Abstract]
2015	$ 49,400
2016	45,498
2017	41,872
2018	34,025
2019	28,516
Thereafter	108,217
Total	$ 307,528